iShares
®
U.S. Regional Banks ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Security Shares Value
a
Common Stocks
Diversified Banks  —  42 .1%
Fifth Third Bancorp ........................ 744,370 $ 41,960,137
First Citizens BancShares, Inc. , Class A ........... 9,915 20,631,033
KeyCorp ................................ 981,212 22,616,937
PNC Financial Services Group, Inc. (The) ......... 398,550 98,130,981
U.S. Bancorp ............................ 1,540,646 93,055,019
276,394,107
a
Regional Banks  —  57 .7%
Bank OZK .............................. 108,568 5,655,307
BOK Financial Corp. ........................ 22,655 3,146,327
Citizens Financial Group, Inc. ................. 432,517 30,306,466
Commerce Bancshares, Inc. .................. 144,343 8,335,808
Cullen/Frost Bankers, Inc. .................... 66,859 10,331,053
East West Bancorp, Inc. ..................... 145,859 18,828,938
First Financial Bankshares, Inc. ................ 138,822 4,803,241
First Horizon Corp. ......................... 505,322 12,956,456
FNB Corp. .............................. 378,992 7,231,167
Glacier Bancorp, Inc. ....................... 137,177 7,075,590
Home BancShares, Inc. ..................... 199,432 5,693,784
Huntington Bancshares, Inc. .................. 1,668,428 29,581,229
M&T Bank Corp. .......................... 125,469 29,862,877
Pinnacle Financial Partners, Inc. ................ 160,131 16,154,015
Popular, Inc. ............................. 68,713 11,281,300
Prosperity Bancshares, Inc. ................... 107,379 7,841,888
Regions Financial Corp. ..................... 908,587 27,439,327
Security Shares Value
a
Regional Banks (continued)
SOUTHSTATE BANK CORP. .................. 103,986 $ 10,388,201
Truist Financial Corp. ....................... 1,236,525 61,603,676
UMB Financial Corp. ....................... 76,041 10,855,613
United Bankshares, Inc. ..................... 145,449 6,665,928
Valley National Bancorp ..................... 507,382 7,433,146
Webster Financial Corp. ..................... 172,508 13,183,061
Western Alliance Bancorp .................... 109,020 8,961,444
Wintrust Financial Corp. ..................... 71,811 11,541,464
Zions Bancorp NA ......................... 156,607 10,835,638
377,992,944
a
Total Long-Term Investments — 99.8%
(Cost: $ 604,249,341 ) ................................ 654,387,051
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(a) (b)
............................. 807,708 807,708
a
Total Short-Term Securities — 0.1%
(Cost: $ 807,708 ) ................................... 807,708
Total Investments — 99.9%
(Cost: $ 605,057,049 ) ................................ 655,194,759
Other Assets Less Liabilities — 0 .1% ..................... 809,157
Net Assets — 100.0% ................................. $ 656,003,916
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ 649,594  $ 158,114
(a)
$ —  $ —  $ —  $ 807,708  807,708  $ 5,587  $ —
(a)
Represents net amount purchased (sold).
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 9 09/18/26 $ 1,499 $ 9,520

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
U.S. Regional Banks ETF
2
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 654,387,051  $ —  $ —  $ 654,387,051
Short-Term Securities
Money Market Funds ...................................... 807,708  —  —  807,708
$ 655,194,759  $ —  $ —  $ 655,194,759
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 9,520  $ —  $ —  $ 9,520
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)